Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties
Note 20. Transactions and Balances with Related Parties
SUN Corporation, the Company’s controlling shareholder is also a reseller of the Company in the Japanese market.
A.Transactions with SUN Corporation

	Year Ended December 31,
	2024	2023	2022
Revenues	$4,851	$4,061	$3,586
B.Balances with SUN Corporation

	December 31, 2024	December 31, 2023
Trade receivables	$897	$345